Compensation and benefits (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Compensation and benefits
Salaries and variable compensation	SFr 4,436	SFr 4,973
Social security	350	456
Other	467	436
Compensation and benefits	5,253	5,865
Pension and other post-retirement expense	SFr 302	SFr 274